Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue
Schedule of other revenue

	2016	2017	2018
Cash and settlement service fees	130	670	3,017
Other revenue	562	600	626
Total other revenue	692	1,270	3,643

Schedule of interest income, net

	2016	2017	2018
Interest revenue calculated using the effective interest rate	(899)	(1,052)	(1,854)
Interest expense classified as part of cost of revenue	37	42	89
Interest income from non-banking loans classified separately in the consolidated statement of comprehensive income	(36)	(35)	(41)
Interest expense from non-banking loans classified separately in the consolidated statement of comprehensive income	64	29	24
Interest income, net, for the purposes of consolidated cash flow statement	(834)	(1,016)	(1,782)